Balances and Transactions in Foreign Currencies - Summary of Transactions Denominated in Foreign Currencies, Expressed in Mexican pesos (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Total revenues		$ 291,746		$ 279,793		$ 245,088
Interest Expense		$ 8,130		$ 7,532		$ 7,102
U.S. Dollar
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Total revenues	$ 1,391		$ 1,882		$ 1,468
Purchases of Raw Materials	21,135		24,065		18,075
Interest Expense	1,605		1,383		1,257
Other	$ 3,327		$ 4,941		$ 4,065